Goodwill and Intangibles (Details 4) - USD ($)	Dec. 31, 2021	Jan. 15, 2021
Carrying amount goodwill	$ 45,666,784	$ 616,979,694
Wholesale Branded Products [Member]
Carrying amount goodwill	92,783,625
Wholesale Non Branded Product [Member]
Carrying amount goodwill	46,672,404
Direct To Consumer [Member]
Carrying amount goodwill	$ 470,577,972